The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

January 25, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Global Financial Services Fund, a series of The Royce Fund (Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to the:

•	Supplement that was filed with the Securities and Exchange Commission (the “SEC”) on January 11, 2016, to the prospectus, dated May 1, 2015, for Royce Global Financial Services Fund; and
•	Prospectus that was filed with the SEC on January 11, 2016 for the Institutional Class shares of Royce Global Financial Services Fund.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary